RELATED PARTY TRANSACTIONS	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE F—RELATED PARTY TRANSACTIONS

Long-term debt, officers

The Company has three outstanding promissory notes, which are subordinate to Wells Fargo (each a “subordinated note”). The holders of the three subordinated notes are: BDeWees, Inc., XGen III, Ltd. (collectively, BDeWees, Inc. and XGen III, Ltd. being referred to as the “3D Creditors”) and John A. Martell (“Mr. Martell”), the Company’s Chairman of the Board and former President and Chief Executive Officer (BDeWees, Inc., XGen III, Ltd. and Mr. Martell are each a “subordinated debt holder”). The Company used the proceeds of the M&E Loan to make cash distributions to the subordinated debt holders by paying $317 in principal on each of three outstanding subordinated promissory notes on November 30, 2011.

The subordinated promissory notes with the 3D Creditors have an aggregate principal balance of $1,566 and mature on August 1, 2013. Interest on the notes through June 30, 2012 is equal to the index rate plus six percentage points, but no less than 10.5% per annum. Beginning on July 1, 2012, the interest rate on each note increases to the index rate plus nine percentage points, but no less than 19% per annum. Regularly scheduled monthly payments in the amount of $10 per note, plus all unpaid accrued interest, began being paid on January 1, 2012. Beginning on January 1, 2013, the monthly payments are set to increase to $15 per month, with a balloon payment of the full outstanding principal and accrued interest due on the notes’ maturity date of August 1, 2013. On April 23, 2012, the Company made the last of three special scheduled payments, which were required as follows:

•	November 30, 2011—$317 (paid from the proceeds of the M&E Loan);

•	December 29, 2011—$300 (paid from operating cash flow); and

•	No later than June 30, 2012—$250 (paid from operating cash flow).

The agreement with the 3D Creditors cap the Company’s borrowing power with Wells Fargo to a maximum aggregate amount of $6,000, limit the Company’s ability to accelerate payment to Mr. Martell without prior consent, and contain customary representations and warranties. Further, as required by Wells Fargo, the 3D Creditors notes are subordinate to our indebtedness with Wells Fargo. Specifically, the 3D Creditors each agree that Wells Fargo may prohibit the Company from making the monthly payments on each note, as stated above, if the Company is in default of the obligations to Wells Fargo. The Company must obtain Wells Fargo’s approval prior to making any additional repayments, in excess of those outlined above, on either note.

As stated above, the Company also has a subordinated promissory note with Mr. Martell (the “Martell subordinated note”). The aggregate principal balance of the subordinated promissory note with Mr. Martell is $668, and arose out of the sale of Martell Electric, LLC (“Martell Electric”) and Ideal Consolidated, Inc. (“Ideal”) to Mr. Martell on February 3, 2010 and the subsequent negotiation of a working capital adjustment to the purchase price in such sale. The Martell subordinated note matures on October 31, 2013. Interest on the note is calculated through February 28, 2013 as the greater of 7.5% or 2% plus prime, increasing to the greater of 9.5% or 2% plus prime beginning on March 1, 2013 until maturity. Regular monthly installment payments of principal, in the amount of $7.5, began being paid on January 1, 2012, which amount increases to $12.5 monthly beginning on January 1, 2013 until payoff or maturity. On April 23, 2012, the Company made the last of three special scheduled payments, which were required as follows:

•	November 30, 2011—$317 (paid from the proceeds of the M&E Loan);

•	December 29, 2011—$120 (paid from operating cash flow); and

•	No later than June 30, 2012—$250 (paid from operating cash flow).

In the event of default, Mr. Martell may increase the interest rate and accelerate the outstanding indebtedness. Additionally, as required by Wells Fargo, the Martell subordinated note is subordinate to the Company’s indebtedness with Wells Fargo. Specifically, Mr. Martell agrees that Wells Fargo may prohibit the Company from making the monthly payments on his note, as stated above, if the Company is in default of its obligations to Wells Fargo. Additionally, on November 30, 2011, Mr. Martell executed an Agreement for Subordination of Security Interest and Payment of Debt in favor of the 3D Creditors, in which Mr. Martell agreed to subordinate his security interest in the Company’s assets in favor of the security interest held by the 3D Creditors. The agreement also prohibits making any additional repayments, in excess of the scheduled monthly payments and special scheduled payments outlined above, on the Martell subordinated note prior to maturity.

Interest on these three notes was $91 and $264 for the three- and nine-months ended September 30, 2012 and $120 and $360 for the three- and nine-months ended October 2, 2011.

Leases

The Company leases its Hammond, Indiana; and Boardman, Ohio facilities from Mr. Martell. Total rent expense under these agreements was approximately $42 and $122 for the three and nine month periods ended September 30, 2012 and October 2, 2011, respectively. The leases for the Hammond, Indiana and the Boardman, Ohio facilities expire in May 2015 and August 2015, respectively.

The Company leased a facility in South Bend from Mr. Martell. This lease expired in July 2012. As a result of closure and relocation of the corporate office to Massillon in June 2010, the Company no longer used this office space. As of September 30, 2012 and December 31, 2011, $0 and $51, respectively, was included in accrued expenses and other current liabilities on the Company’s Condensed Consolidated Balance Sheets for the expired lease.

The Company leases its Hagerstown, Maryland facility from a partnership of which an officer of the Company’s subsidiary, HK Engine Components, LLC, is a partner. Rent expense under this agreement was $40 and $120 for the three- and nine-months ended September 30, 2012 and October 2, 2011, respectively.

The Company leases a facility in Massillon, Ohio from a partnership, one partner of which is a former officer of Magnetech Industrial Services, Inc., under an agreement expiring in November 2017. Rent expense under the lease was $141 and $424 for the three- and nine-month periods ended September 30, 2012 and $135 and $405 for the three- and nine-month periods ended October 2, 2011.

NOTE L—RELATED PARTY TRANSACTIONS

Long term debt, officers

As required by the Tenth Amendment, the Company completed the renegotiation, refinance, and extension of its subordinated debt. The Company has three outstanding promissory notes, subordinate to Wells Fargo. The Company used the proceeds of the M&E Loan to make cash distributions to the subordinated debt holders by paying $317 in principal on each of three outstanding subordinated promissory notes on November 30, 2011.

Prior to this refinancing, The Company was indebted to each of BDeWees, Inc. and XGen III, Ltd. (the “3D Creditors”) for two secured promissory notes each with a principal balance of $2,000, both set to mature on November 30, 2011. The Company negotiated the extension of the 3D Creditor notes and executed two Amended and Restated Promissory Notes with a maturity date of August 1, 2013. Interest on the notes through June 30, 2012 is equal to the index rate plus six percentage points, but no less than 10.5% per annum. Beginning on July 1, 2012, the interest rate on each note increases to the index rate plus nine percentage points, but no less than 19% per annum. Regularly scheduled monthly payments in the amount of $10 per note, plus all unpaid accrued interest, are due beginning on January 1, 2012. Beginning on January 1, 2013, the monthly payments are set to increase to $15 per month, with a balloon payment of the full outstanding principal and accrued interest due on the notes’ maturity date of August 1, 2013.

In conjunction with these notes, the Company executed Loan Extension and Modification Agreements, which govern repayment of the notes, and outline the Company’s ongoing obligations to the 3-D Creditors and the scope of their security interest. Specifically, the Company is required to make the following special scheduled repayments of each of the 3D Creditor notes in the amounts set forth below:

•	November 30, 2011—$317 (paid from the proceeds of the M&E Loan);

•	December 29, 2011—$300 (paid from operating cash flow); and

•	No later than June 30, 2012—$250.

Additionally, the 3D Creditor Loan Extension and Modification Agreements cap the Company’s borrowing power with Wells Fargo to a maximum aggregate amount of $6,000, limit the Company’s ability to accelerate payment to other subordinated creditor, John A. Martell (“Martell”) without prior consent, and contain customary representations and warranties. Further, as required by Wells Fargo, the 3D Creditors executed an Amended and Restated Subordination Agreement in favor of Wells Fargo on November 30, 2011. In the subordination agreement, the 3D Creditors acknowledge the continued subordination of their notes and security interest in the assets of the Company, subject to a first priority lien held by Wells Fargo. Specifically, the 3D Creditors each agree that Wells Fargo may prohibit the Company from making the monthly payments on each note, as stated above, if the Company is in default of the obligations to Wells Fargo, and both further agree that the Company is permitted to make the special scheduled repayments, as outlined above, only if the Company’s excess availability is greater than $500 at the time each special repayment is due. The Company must obtain Wells Fargo’s approval prior to making any additional repayments, in excess of those outlined above, on either note.

The Company also renegotiated and extended its outstanding promissory note with Martell. Prior to this refinancing, the Company was indebted to the Company’s Chairman of the Board and former President and CEO, Martell, for a secured promissory note in the amount of $425, which arose out of the sale of Martell Electric, LLC and Ideal Consolidated, Inc. to Mr. Martell on February 3, 2010. Under the agreement governing the sale to Martell, the purchase price was subject to a working capital adjustment which the Company could satisfy either with cash or by increasing the outstanding principal amount of Martell’s promissory note. The Company had been engaged in negotiations with Martell for several months to settle the working capital adjustment, which culminated in the execution, on November 30, 2011, of a Mutual Release between the Company, Mr. Martell, and his wife, Bonnie M. Martell, in which the parties agreed to a working capital adjustment figure that was incorporated into the Martell note, and release any and all potential claims or actions between the parties. In conjunction with the Mutual Release, the Company executed an Amended Promissory Note payable to Martell in the amount of $1,683 with a maturity date of October 31, 2013, which reflects the principal balance due on the February 3, 2010 note and the working capital adjustment. Interest on the note is calculated through February 28, 2013 as the greater of 7.5% or 2% plus prime, increasing to the greater of 9.5% or 2% plus prime beginning on March 1, 2013 until maturity. The Company is required to make regular monthly installment payments of principal in the amount of $7.5 beginning on January 1, 2012, which amount increases to $12.5 monthly beginning on January 1, 2013 until payoff or maturity. Additionally, the Company is required to make the following special scheduled repayments of the Martell note in the amounts set forth below:

•	November 30, 2011—$317 (paid from the proceeds of the M&E Loan);

•	December 29, 2011—$120 (paid from operating cash flow); and

•	No later than June 30, 2012—$250.

In the event of default, Martell may increase the interest rate and accelerate the outstanding indebtedness. Additionally, as required by Wells Fargo, Martell executed an Amended and Restated Subordination Agreement in favor of Wells Fargo on November 30, 2011. In the subordination agreement, Martell acknowledges the continued subordination of his note and security interest in the assets of the Company, subject to a first priority lien held by Wells Fargo. Specifically, Martell agrees that Wells Fargo may prohibit the Company from making the monthly payments on his note, as stated above, if the Company is in default of its obligations to Wells Fargo, and further agrees that the Company is permitted to make the special scheduled repayments, as outlined above, only if the Company’s excess availability is greater than $500 at the time each special repayment is due.

Additionally, on November 30, 2011, Martell executed an Agreement for Subordination of Security Interest and Payment of Debt in favor of the 3D Creditors, in which Martell agreed to subordinate his security interest in the Company’s assets in favor of the security interest held by the 3D Creditors. The agreement also prohibits making any additional repayments, in excess of the scheduled monthly payments and special scheduled payments outlined above, on the Martell note prior to maturity.

Affiliated Leases

The Company leases its South Bend, Indiana, Hammond, Indiana, and Boardman, Ohio facilities from its Chairman of the Board and stockholder. Total rent expense under these agreements was approximately $292 for the year ended December 31, 2011 and $285 for the year ended December 31, 2010. The lease for the Hammond, Indiana and Boardman, Ohio facilities, expire in May 2015 and August 2015, respectively.

The Company leases a facility in South Bend for its corporate offices from its Chairman of the Board and stockholder. This lease is set to expire in May 2012. As a result of our closure and relocation of the corporate office to Massillon, we no longer use this office space. Accordingly, for the year ended December 31, 2010, a charge of $172 was recorded to accrue these future lease commitments.

The Company leases a facility in Massillon, Ohio from a partnership, one partner of which is a former officer of MIS, under an agreement expiring in November 2017. Rent expense under the lease was approximately $566 for the year ended December 31, 2011 and $540 for the year ended December 31, 2010.

The Company leases a facility in Hagerstown, Maryland from a partnership of which J. Cullen Burdette, a Vice President of our subsidiary HKEC, is a partner. Rent Expense under the lease was approximately $162 for the year ended December 31, 2011 and $157 for the year ended December 31, 2010.